Note 14 - Warehouse Credit Facilities	12 Months Ended
Dec. 31, 2021
Warehouse Credit Facilities [Member]
Notes to Financial Statements
Debt Disclosure [Text Block]
14.	Warehouse credit facilities

The following table summarizes the Company’s mortgage warehouse credit facilities as at December 31, 2021:

		December 31, 2021		December 31, 2020
	Current	Maximum	Carrying	Maximum	Carrying
	Maturity	Capacity	Value	Capacity	Value
Facility A - LIBOR plus 1.60%	October 19, 2022	$125,000	$70,694	$275,000	$167,004
Facility B - SOFR plus 1.70%	On demand	125,000	49,860	125,000	51,014
Facility C - LIBOR plus 1.60%	April 27, 2022	150,000	42,357	-	-
		$400,000	$162,911	$400,000	$218,018

Colliers Mortgage LLC (“Colliers Mortgage”) has warehouse credit facilities which are used exclusively for the purpose of funding warehouse mortgages receivable. The warehouse credit facilities are recourse only to Colliers Mortgage, are revolving and are secured by warehouse mortgages financed on the facilities, if any.

On October 20, 2021, Colliers Mortgage entered into an amendment to the financing agreement for Facility A modifying the borrowing capacity to $125,000 and extending the maturity date to October 19, 2022.

On April 28, 2021, Colliers Mortgage entered into an additional financing agreement for Facility C with a borrowing capacity of $150,000. The maturity date is April 27, 2022, with an option to extend to April 27, 2023.